UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Jennison 20/20 Focus Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2006

Date of reporting period:	4/30/2005

Item 1.	Schedule of Investments [INSERT REPORT]

Jennison 20/20 Focus Fund

Schedule of Investments as of April 30, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.7%

COMMON STOCKS

Aerospace & Defense 2.2%
257,400	Northrop Grumman Corp.	$14,115,816

Biotechnology 3.2%
290,900	Genentech, Inc.(a)(b)	20,636,446

Capital Markets 3.8%
1,050,600	Charles Schwab Corp. (The)	10,873,710
252,000	Merrill Lynch & Co., Inc.	13,590,360

		24,464,070

Chemicals 2.6%
352,000	E. I. du Pont de Nemours & Co.	16,582,720

Commercial Services & Supplies 2.7%
614,700	Waste Management, Inc.	17,512,803

Computers & Peripherals 1.8%
321,800	Apple Computer, Inc.(a)	11,604,108

Consumer Finance 2.4%
296,900	American Express Co.	15,646,630

Diversified Telecommunication Services 1.8%
487,900	SBC Communications, Inc.(b)	11,612,020

Electric Utilities 3.9%
290,500	TXU Corp.	24,921,995

Energy Equipment & Services 5.8%
493,500	GlobalSantaFe Corp.	16,581,600
506,600	Halliburton Co.	21,069,494

		37,651,094

Food Products 3.0%
478,100	Cadbury Schweppes PLC (United Kingdom) (ADR)	19,434,765

Food & Staples Retailing 4.6%
928,300	Kroger Co. (The)(a)	14,639,291
153,200	Whole Foods Market, Inc.(b)	15,277,104

		29,916,395

Health Care Providers & Services 2.8%
195,000	CIGNA Corp.(b)	17,936,100

Hotels, Restaurants & Leisure 2.2%
290,200	Starbucks Corp.(a)(b)	14,370,704

Industrial Conglomerates 4.8%
479,200	General Electric Co.	17,347,040
432,700	Tyco International Ltd.	13,547,837

		30,894,877

Jennison 20/20 Focus Fund

Schedule of Investments as of April 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value

Insurance 2.1%
265,500	American International Group, Inc.	13,500,675

Internet Software & Services 5.8%
94,100	Google, Inc. (Class A)(a)(b)	20,702,000
476,900	Yahoo!, Inc.(a)	16,457,819

		37,159,819

Metals & Mining 2.3%
170,300	Phelps Dodge Corp.	14,620,255

Multi-Utilities 2.6%
423,700	Sempra Energy	17,109,006

Multiline Retail 4.5%
242,900	Federated Department Stores, Inc.(b)	13,966,750
328,000	Target Corp.	15,222,480

		29,189,230

Office Electronics 3.0%
1,473,100	Xerox Corp.(a)	19,518,575

Oil & Gas 6.8%
457,100	Nexen, Inc.	21,826,525
604,000	Suncor Energy, Inc.	22,263,440

		44,089,965

Paper & Forest Products 2.2%
419,200	Georgia-Pacific Corp.	14,365,984

Personal Products 2.1%
352,100	Estee Lauder Cos., Inc. (Class A)	13,524,161

Pharmaceuticals 8.9%
239,600	Eli Lilly & Co.	14,009,412
671,900	Novartis AG (Switzerland) (ADR)	32,741,687
172,800	Roche Holding AG (Switzerland) (ADR)	10,422,138

		57,173,237

Semiconductors & Semiconductor Equipment 4.1%
644,200	Applied Materials, Inc.(a)	9,579,254
710,900	Intel Corp.	16,720,368

		26,299,622

Software 4.9%
250,500	Adobe Systems, Inc.	14,897,235
312,200	Electronic Arts, Inc.(a)	16,668,358

		31,565,593

Tobacco 2.8%
281,600	Altria Group, Inc.	18,301,184

	Total long-term investments (cost $560,731,642)	643,717,849

Jennison 20/20 Focus Fund

Schedule of Investments as of April 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value
SHORT-TERM INVESTMENTS 9.6%

Money Market Mutual Fund
61,423,371	Dryden Core Investment Fund - Taxable Money Market Series(c)(f)	61,423,371

Principal Amount (000)

Repurchase Agreement
$584	State Street Bank & Trust Co. Repurchase Agreement dated 4/29/05, 0.75%, due 5/2/05(d)	584,000

	Total short-term investments (cost $62,007,371)	62,007,371

	Total Investments 109.3% (cost $622,739,013)(e)	705,725,220
	Liabilities in excess of other assets ( 9.3%)	(60,211,051)

	Net Assets 100%	$645,514,169

The following abbreviation is used in the portfolio descriptions:

ADR - American Depositary Receipt.

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $54,936,347; cash collateral of $55,956,715(included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Repurchase price of $584,037. Collateralized by $265,000 and $215,000 U.S. Treasury Bonds with a rate of 5.5% and 7.625%, maturity date of 8/15/28 and 2/15/25, and aggregate market value, including accrued interest, of $304,956 and $306,100, respectively.

(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
622,781,853	$92,776,694	$9,833,327	$82,943,367

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

(f)	Prudential Investment LLC, the manager of the Fund also serves as the manager of Dryden Core Investment Fund - Taxable Money Market Series.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jennison 20/20 Focus Fund

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Assistant Secretary of the Fund

Date	June 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date	June 27, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date	June 27, 2005

*	Print the name and title of each signing officer under his or her signature.